Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights (Details)	Dec. 27, 2018
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Threshold period to meet the applicable listing conditions and consummate IPO	7 years
Threshold period to consummate IPO	7 years
Threshold period to initiate the listing application process	3 months
Redemption return rate, exercise under redemption events (2), (3) and (8)	10.00%
Redemption return rate, exercise under redemption events (1) and (4) to (7)	25.00%
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Threshold period to meet the applicable listing conditions and consummate IPO	7 years
Threshold period to consummate IPO	7 years
Threshold period to initiate the listing application process	3 months
Redemption return rate, exercise under redemption events (2), (3) and (8)	10.00%
Redemption return rate, exercise under redemption events (1) and (4) to (7)	25.00%